Funding Facilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Funding Facilities (Details) [Line Items]
Credit funding facility amount	R 925.0
Commitment amount	45.0
Uncommitted amount	R 850.0
Loan term	3 years
Utilized amount		R 20.0
Unsecured short-term overdraft facility	R 75.0
Prime lending rate	11.75%	7.00%
Funding Agreements [Member]
Funding Facilities (Details) [Line Items]
Commitment amount	R 75.0
Mercantile facility [Member]
Funding Facilities (Details) [Line Items]
Utilized amount		R 13.7